Note 5 - Environmental and Reclamation Activities - Schedule of Reclamation and Closure Costs Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 126,286	$ 107,906	$ 109,302	$ 105,647
Reclamation and closure costs, current	$ (13,795)	$ (13,748)
Environmental Loss Contingency, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Reclamation Costs, Current	Accrued Reclamation Costs, Current
Reclamation and closure costs, non-current	$ 112,491	$ 94,158
Environmental Loss Contingency, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Mine Reclamation and Closing Liability, Noncurrent	Mine Reclamation and Closing Liability, Noncurrent
Operating Properties [Member] | Greens Creek [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 51,634	$ 38,737
Operating Properties [Member] | Lucky Friday [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	14,914	10,982
Operating Properties [Member] | Keno Hill [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 3,733	$ 3,500
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Employee-related Liabilities, Current	Employee-related Liabilities, Current
Non-Operating Properties [Member] | Nevada Operations [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 35,885	$ 33,700
Non-Operating Properties [Member] | Troy Mine [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	3,007	3,385
Non-Operating Properties [Member] | Johnny M [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	9,703	10,148
Non-Operating Properties [Member] | All Other Sites [Member]
Environmental and Reclamation Activities [Line Items]
Reclamation and closure costs	$ 7,410	$ 7,454